COMMITMENTS AND CONTINGENCIES (Tables) $ in Millions	12 Months Ended
Jan. 30, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 0.7
Operating Lease Commitments Table
Future minimum lease payments under noncancelable store and distribution center operating leases are as follows:

(in millions)
2016	$1,235.4
2017	1,206.7
2018	999.5
2019	838.3
2020	644.6
Thereafter	2,424.9
Total minimum lease payments	$7,349.4

Minimum and Contingent Rentals Table
Rental expense for store and distribution center operating leases included in the accompanying consolidated income statements are as follows:

	Year Ended
	January 30,	January 31,	February 1,
(in millions)	2016	2015	2014
Minimum rentals	$993.6	$536.5	$496.4
Contingent rentals	5.5	1.8	1.8